Related Party Transactions - Additional Information (Detail) - CAD			12 Months Ended
	Nov. 06, 2015	Nov. 04, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2015
Related Party Transaction [Line Items]
Amount of power purchased			CAD 3,450,000,000	CAD 3,419,000,000
Transmission revenue			1,536,000,000	1,588,000,000
Distribution revenue			4,949,000,000	4,903,000,000
Payment made in lieu of corporate income taxes			CAD 2,928,000,000	CAD 86,000,000
Common shares issued		39,598	42,239		2,640
Proceeds from issuance of common stock		CAD 2,600,000,000	CAD 2,600,000,000	CAD 0
Share based compensation recognized as regulatory asset			3,015,000,000	3,200,000,000
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Dividends paid			888,000,000	287,000,000
IESO [Member]
Related Party Transaction [Line Items]
Amount of power purchased			2,318,000,000	2,601,000,000
Transmission revenue			1,548,000,000	1,556,000,000
Distribution revenues for rural rate protection			127,000,000	127,000,000
Distribution revenue			32,000,000	32,000,000
Funding received for program costs, incentives and management fees			70,000,000	33,000,000
OPG [Member]
Related Party Transaction [Line Items]
Amount of power purchased			11,000,000	23,000,000
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues with respect to service level agreements			7,000,000	12,000,000
OEFC [Member]
Related Party Transaction [Line Items]
Amount of power purchased			6,000,000	9,000,000
Payment made in lieu of corporate income taxes			2,900,000,000	86,000,000
Departure tax included in income tax paid			2,600,000,000	0
Annual fee to the OEFC for indemnification against adverse claims			8,000,000	5,000,000
Minimum claim amount under indemnification			CAD 10,000,000
Businesses transferred date			Apr. 01, 1999
Indemnity fee termination date			Oct. 31, 2015
Hydro One Brampton [Member]
Related Party Transaction [Line Items]
Revenues with respect to service level agreements			CAD 1,000,000
Agreement renewal description			Hydro One Brampton has the right to renew these agreements (other than smart meter network services) for additional one-year terms to end no later than December 31, 2019.
Agreement description			These agreements will continue until the end of 2016 (except in the case of smart meter network services, which will continue until the end of 2017).
Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Cost of technology services	CAD 6,000,000
Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Cost of technology services	4,000,000
Hydro One Telecom [Member] | Capitalized Costs [Member]
Related Party Transaction [Line Items]
Cost of technology services	CAD 2,000,000
Hydro One Limited [Member]
Related Party Transaction [Line Items]
IPO related cost			CAD 7,000,000	0
Common shares issued		39,598
Proceeds from issuance of common stock		CAD 2,600,000,000
Intercompany Payable [Member]
Related Party Transaction [Line Items]
Share based compensation recognized as regulatory asset			10,000,000	0
OEB [Member]
Related Party Transaction [Line Items]
Expenses reimbursed to related party			CAD 12,000,000	CAD 12,000,000